Benefit Plans, Incentive and Bonus Plans (Details) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
		May 28, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Incentive and Bonus Plans [Abstract]
Number of awards (in shares) | shares			291
Weighted average strike price (in dollars per share) | $ / shares			$ 44.37
Reverse stock split ratio	[1]	0.2
401(k) Plan [Member]
Incentive and Bonus Plans [Abstract]
Employer matching contribution, first match			100.00%
Aggregate salary contribution matched by employer, first match			3.00%
Employer matching contribution, next matched			50.00%
Aggregate salary contribution matched by employer, next match			3.00%
Profit sharing contribution			$ 0.0	$ 0.0	$ 0.0
Expense related to 401(k) plan			1.4	1.3	1.3
Executive Incentive Plan [Member]
Incentive and Bonus Plans [Abstract]
Expense for officers and executive incentive plan			$ 2.3	$ 1.3	$ 3.2

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.